ORGANIZATION AND DESCRIPTION OF BUSINESS (Details)	Apr. 21, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reverse stock split	0.0333
Common stock, exchange ratio	0.0374